INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Income Tax Disclosure [Abstract]
Deferred Tax Asset
	November 30, 2016	May 31, 2016
Net operating loss carryforward	$1,098,000	$326,000
Valuation allowance	(1,098,000)	(326,000)
Deferred tax asset, net	$—	$—

	May 31, 2016	May 31, 2015
Net operating loss carryforward	$326,000	$165,000
Valuation allowance	(326,000)	(165,000)
Deferred tax asset, net	$—	$—

Statutory Rate
Effective Income Tax Rate Reconciliation
	2016	2015
Federal Rate	34%	34%
State Rate	6%	6%
Valuation Allowance	(40%)	(40%)
Effective income tax rate	0%	0%

Effective Income Tax Rate Reconciliation
	2016	2015
Federal Rate	34%	34%
State Rate	6%	6%
Valuation Allowance	(40%)	(40%)
Effective income tax rate	(0%)	(0%)